SEI INSTITUTIONAL INTERNATIONAL TRUST

Emerging Markets Equity Fund
(the "Fund")

Supplement Dated August 30, 2023
to the Class F Shares Prospectus, dated January 31, 2023, as amended on April 14, 2023 and
August 3, 2023
(the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

Neuberger Berman Investment Advisers LLC no longer serves as a sub-adviser to the Fund. Accordingly, the Prospectus is updated as follows:

In the Fund Summary for the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to Neuberger Berman Investment Advisers LLC is hereby deleted.

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Emerging Markets Equity Fund," the text relating to Neuberger Berman Investment Advisers LLC is hereby deleted.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1471 (08/23)

SEI INSTITUTIONAL INTERNATIONAL TRUST

Emerging Markets Equity Fund
(the "Fund")

Supplement Dated August 30, 2023
to the Class Y Shares Prospectus, dated January 31, 2023, as amended on April 14, 2023 and August 3, 2023 (the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

Neuberger Berman Investment Advisers LLC no longer serves as a sub-adviser to the Fund. Accordingly, the Prospectus is updated as follows:

In the Fund Summary for the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to Neuberger Berman Investment Advisers LLC is hereby deleted.

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Emerging Markets Equity Fund," the text relating to Neuberger Berman Investment Advisers LLC is hereby deleted.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1472 (08/23)

SEI INSTITUTIONAL INTERNATIONAL TRUST

Emerging Markets Equity Fund
(the "Fund")

Supplement Dated August 30, 2023
to the Statement of Additional Information, dated January 31, 2023, as amended on April 14, 2023, May 25, 2023 and August 3, 2023 (the "SAI")

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

Neuberger Berman Investment Advisers LLC no longer serves as a sub-adviser to the Fund. Accordingly, the SAI is updated as follows:

Under the section titled "The Adviser and Sub-Advisers," under the heading titled "The Sub-Advisers," under the sub-heading titled "Neuberger Berman Investment Advisers LLC" all references to the "Emerging Markets Equity Fund" are hereby deleted.

In addition, under the same section, under the heading titled "Portfolio Management," under the sub-heading titled "NBIA," all references to the "Emerging Markets Equity Fund" are hereby deleted.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1473 (08/23)